Cover	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity File Number	001-06392
Entity Registrant Name	PUBLIC SERVICE CO OF NEW HAMPSHIRE
Entity Central Index Key	0000315256
Entity Tax Identification Number	02-0181050
Entity Incorporation, State or Country Code	NH
Entity Address, Address Line One	Energy Park
Entity Address, Address Line Two	780 North Commercial Street
Entity Address, City or Town	Manchester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03101-1134
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false